Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Fair Value Measurements of Long-term Debt, Convertible Notes and Contingent Consideration

Fair value measurements of long-term debt, convertible notes and contingent consideration are as follows:

		Fair value measurements using
December 31, 2019	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial liabilities
Long-term debt	177,913	—	177,913	—
Contingent consideration	32,501	—	—	32,501

		Fair value measurements using
December 31, 2018	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial liabilities
Long-term debt	54,636	—	54,636	—
Convertible Notes	25,449	—	25,449	—

Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss	Impairment losses on accounts receivable recognized in profit or loss were as follows:
December 31, 2019
Impairment loss on trade receivables	582
Impairment loss on other receivables	170
752

Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable

The movement in the allowance for impairment in respect of accounts receivable during the year was as follows:

December 31, 2019
Balance, beginning of year	—
Loss allowance for accounts receivable	752
Balance, end of year	752

Summary of Company's Foreign Currency Exchange Risk	The following table summarizes the Company’s foreign currency exchange risk for each of the currencies indicated:
As at December 31, 2019	GBP	USD
Cash and cash equivalents	1,418	22,088
Accounts receivable	3,071	—
Accounts payable and accrued liabilities	(6,254)	(2,150)
Net foreign exchange exposure	(1,765)	19,938
Translation to CAD	1.7174	1.2988
CAD equivalent at period end exchange rate	(3,031)	25,895

As at December 31, 2018	GBP	USD
Cash and cash equivalents	—	3,148
Accounts receivable	—	—
Accounts payable and accrued liabilities	—	—
Net foreign exchange exposure	—	3,148
Translation to CAD	1.7439	1.3642
CAD equivalent at period end exchange rate	—	4,295

Schedule of Net Foreign Exchange Exposure at End of Year After-tax Earnings Decreased or Increased by Approximately the Following Amounts

Based on the net foreign exchange exposure at the end of the year, if these currencies had strengthened or weakened by 10% compared to the Canadian dollar and all other variables were held constant, the after-tax earnings would have decreased or increased by approximately the following amounts:

	Year ended December 31	Ten months ended December 31
Pound sterling (GBP)	(303)	—
United States dollar (USD)	2,590	429
Impact on profit (loss)	2,287	429

Timing of Expected Cash Outflows Relating to Financial Liabilities

The timing of expected cash outflows relating to financial liabilities at December 31, 2019 is as follows:

	Less than one year	One to three years	Three to five years	Thereafter	Total
Accounts payable and accrued liabilities	58,110	—	—	—	58,110
Syndicated Credit Agreement (1)	84,000	—	—	—	84,000
Term Debt Facility (1)	115,000	—	—	—	115,000
Deferred consideration	32,501	—	—	—	32,501
Lease obligations	722	1,902	683	13,642	16,949
Balance, end of period	290,333	1,902	683	13,642	306,560
(1)	At face value, excludes interest
(2)	The Syndicated Credit Agreement and Term Debt Facility have been classified as current in the statement of financial position, see note 13